Loan Commitments and Other Related Activities	12 Months Ended
Dec. 31, 2011
Loans/Loan Servicing/Loan Commitments and Other Related Activities [Abstract]
LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

NOTE 15 – LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year-end were as follows:

	2011	2010
Commitments to make loans	$3,376	$1,658
Unused lines of credit	46,862	56,448
Overdraft protection	11,664	10,837
Letters of credit	266	398

Of the above unused instruments at December 31, 2011, approximately $2,256 pertains to fixed-rate commitments, variable-rate commitments account for approximately $48,248 and $11,664 are related to automatic overdraft protection for checking accounts. At year-end 2010, approximately $602 of total commitments were fixed-rate, approximately $57,902 were variable rate and $10,837 were related to automatic overdraft protection for checking accounts. Rates on fixed-rate unused lines of credit ranged from 5.00% to 6.75% at December 31, 2011 and 3.38% to 21.90% at December 31, 2010.